Share Repurchase Programs	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Repurchase Programs
Share Repurchase Program

Our Board of Directors has approved a series of plans authorizing repurchases of our common stock in the open market at prevailing market prices or in privately negotiated transactions, the most current of which on July 20, 2017, authorized repurchases of up to $4.0 billion through December 31, 2020. This share repurchase authorization replaced any existing share repurchase authorization plan. Approximately $3,895 million of plan capacity remained available for repurchases as of December 31, 2017.

The table below summarizes annual share repurchase activity under these plans (in millions, except per share amounts):

			Total cost of shares
			purchased as part of
	Total number of	Average price	publicly announced
Year ended	shares purchased	paid per share	plans or programs
December 31, 2017	1	$93.24	$105
December 31, 2016	—	$—	$—
December 31, 2015	5	$66.10	$300

There were no share repurchases in 2016.

During January and February 2018, we repurchased an additional 4 million shares of our common stock for $401 million at an average price of $97.70 per share.